Outstanding Contracts Relating to Dividend and Interest Payments (Detail)			12 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($) Contract	Jun. 30, 2013 CAD	Jun. 30, 2013 July 2012-June 2013 USD ($) Contract	Jun. 30, 2013 July 2012-June 2013 CAD	Jun. 30, 2013 July 2013-September 2013 USD ($) Contract	Jun. 30, 2013 July 2013-September 2013 CAD
Schedule of Foreign Currency Balance [Line Items]
Number of Contracts	15	15	12		3
US$ to be delivered	$ 18,200,000		$ 14,600,000		$ 3,600,000
Cdn$ to be received		18,400,000		14,700,000		3,700,000
Cdn$ per US$ (weighted average)			$ 1.0009		$ 1.0305